WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	CHINA — 77.5%
6,500	Acrobiosystems Co., Ltd. - Class A	$104,693
39,100	Angel Yeast Co., Ltd. - Class A	237,460
13,980	Asymchem Laboratories Tianjin Co., Ltd. - Class H	176,378
8,000	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	139,942
74,500	China Mengniu Dairy Co., Ltd.*	305,409
285,000	China Overseas Property Holdings Ltd.	347,701
3,800	Eastroc Beverage Group Co., Ltd. - Class A	106,588
1,606	H World Group Ltd. - ADR*	78,662
15,067	Huali Industrial Group Co., Ltd. - Class A	115,275
22,244	Hundsun Technologies, Inc. - Class A	172,377
1,311	iRay Technology Co., Ltd. - Class A	68,909
7,079	Kanzhun Ltd. - ADR*	134,713
7,116	Kunshan Dongwei Technology Co., Ltd. - Class A	103,149
1,100	Kweichow Moutai Co., Ltd. - Class A	290,574
43,000	Li Ning Co., Ltd.	338,148
1,215	Meituan - Class B*	22,043
35,200	Ping An Insurance Group Co. of China Ltd. - Class H	227,716
17,625	Qingdao Haier Biomedical Co., Ltd. - Class A	170,556
35,584	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	139,022
11,100	Rianlon Corp. - Class A	75,176
32,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	134,561
4,000	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	158,173
56,400	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	139,803
5,693	Shenzhen Xinyichang Technology Co., Ltd. - Class A	109,748
27,800	Shenzhou International Group Holdings Ltd.	291,626
12,650	Tencent Holdings Ltd.	618,197
21,764	WuXi AppTec Co., Ltd. - Class H	227,930
6,900	Xiamen Faratronic Co., Ltd. - Class A	146,799
4,300	Xi'an Sinofuse Electric Co., Ltd. - Class A	83,446
54,000	Yadea Group Holdings Ltd.	139,100
50,500	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	210,575
9,527	ZTO Express Cayman, Inc. - ADR	273,044
		5,887,493
	HONG KONG — 14.3%
50,151	AIA Group Ltd.	525,951
4,000	Hong Kong Exchanges & Clearing Ltd.	177,299
123,200	Man Wah Holdings Ltd.	101,517
26,200	Techtronic Industries Co., Ltd.	283,880
		1,088,647
	TAIWAN — 6.9%
4,104	Airtac International Group	160,505
4,880	Silergy Corp.	77,478

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
25,000	Sinbon Electronics Co., Ltd.	$281,367
		519,350
	TOTAL COMMON STOCKS
	(Cost $7,989,845)	7,495,490

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 2.0%
$154,275	UMB Bank Demand Deposit, 4.68%[1]	154,275
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $154,275)	154,275
	TOTAL INVESTMENTS — 100.7%
	(Cost $8,144,120)	7,649,765
	Liabilities in Excess of Other Assets — (0.7)%	(53,159)
	TOTAL NET ASSETS — 100.0%	$7,596,606

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.